Non-controlling interests	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Non-controlling interests

Note 4. Non-controlling interests

As of December 31, 2013 and 2012, we recorded non-controlling interest deficits totaling approximately $13.8 million and $11.9 million, respectively, in the accompanying combined balance sheets. Non-controlling interests primarily consist of the following:

•

We hold a 60% controlling equity interest in a joint venture. The joint venture owns and operates one hotel in New Orleans, Louisiana. The non-controlling interest, totaling 40%, represents the external partner’s interest in the joint venture of approximately $2.5 million as of December 31, 2013 and 2012, respectively. Total distributions to the non-controlling interest holder were approximately $0.4 million, $0.5 million and $0.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

•

As described in Note 2, we consolidate LQM, and LQM’s results of operations and net equity or deficit are presented as a non-controlling interest. As of December 31, 2013 and 2012, LQM had a members’ deficit of approximately $16.7 million and $14.8 million, respectively.